DEBT (Details 1)	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
2017	$ 10,289,983
2018	137,496
2019	143,027
2020	148,780
2021	6,704,663
Total principal	17,423,949
Deferred financing costs, net	(153,562)
Total	17,270,387
Mortgage note payable [Member]
Debt Instrument [Line Items]
2017	132,180
2018	137,496
2019	143,027
2020	148,780
2021	6,704,663
Total principal	7,266,146
Deferred financing costs, net	(152,444)
Total	7,113,701
Unsecured Credit Facility [Member]
Debt Instrument [Line Items]
2017	10,157,803
2018	0
2019	0
2020	0
2021	0
Total principal	10,157,803
Deferred financing costs, net	(1,118)
Total	$ 10,156,685